Contract-related costs (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	[1]	Oct. 31, 2018
Contract assets [Abstract]
Current	$ 19.3			$ 0.0
Non-current	31.5			0.0
Total	$ 50.8			0.0
Average customer life	5 years
Capitalized commissions	$ 64.7
Capitalized commissions disposed	35.4
Capitalized commissions current	14.1
Capitalized commissions non-current	50.6
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [Abstract]
Asset recognized from costs incurred to acquire a contract	31.4			0.0
Amortization and impairment loss recognized as cost of providing services during the period	$ (10.2)	$ 0.0		$ 0.0
Top of Range [Member]
Contract assets [Abstract]
Expected amortization period of capitalized costs	1 year

[1]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)